Revenues - Summary of Breakdown of Revenues by Sales Channel (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 903,059	€ 728,993
Total Direct to Consumer (DTC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	583,385	428,024
Zegna branded products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	465,710	361,850
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	82,924	66,174
Tom Ford Fashion
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	34,751	0
Total Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	317,449	298,703
Zegna branded products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	75,609	63,402
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	124,027	118,992
Tom Ford Fashion
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	29,264	0
Third Party Brands and Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	88,549	116,309
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 2,225	€ 2,266